OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 8:- OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2025	2024
Payroll and other employee related accruals	$14,344	$16,227
Accrued expenses	12,232	6,829
Government authorities	1,545	1,082
Provision for returns	2,155	1,675
Other	8	10
	$30,284	$25,823